UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr

Wayne PA  19087

 (Address of principal executive offices)(Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr

Wayne PA  19087

 (Name and address of agent for service)

Registrant's telephone number, including area code: (610)-688-6839

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2009

Dear Fellow Shareholder:

For the first six months of 2009 ending June 30th, your fund gained 5.3%. This compares very favorably to a loss of 3.8% for the DJIA and a gain of 3.2% for the S&P 500 Index.

The Fund’s better performance versus the broader stock market averages was due to a combination of factors: decreasing our cash position from approximately 30% at year end December 31, 2008 to approximately 17% at June 30, 2009; while taking advantage of a generally rising stock market environment and second, our overall individual stock selection.

Standout performers for the period include: 3M Company +6%, Coca-Cola Company +8%, Dow Chemical Company +9%, Pep Boys +148% and American Express Company +28%.

The Valley Forge Fund continues to receive a five star rating from Morningstar, their highest available.

The Fund appreciates your support and is always available to answer your inquiries. Our email address and telephone number are vffund1@aol.com and 800-548-1942.

Thank you for investing with the Valley Forge Fund.

Financial statements for the six months ending June 30, 2009 are attached.

Respectfully submitted

Bernard B. Klawans

Valley Forge Fund, Inc.
Top Ten Holdings
June 30, 2009 (Unaudited)

Holdings	% of Net Assets
Kimberly Clark Corp.	8.72%
3M Co.	8.33%
Coca Cola Co.	6.65%
SuperValu, Inc.	5.38%
Fortune Brands	4.81%
Verizon Communications	4.26%
Johnson & Johnson	3.93%
AT&T Corp.	3.44%
Sara Lee Corp.	3.38%
Dow Chemical Corp.	3.35%
52.25%

Valley Forge Fund, Inc.
Sector Weightings
June 30, 2009 (Unaudited)

As of June 30, 2009, the Fund's portfolio was invested in the following sectors:

Common Stocks
Consumers	40.14%
Financials	6.78%
Healthcare	6.90%
Industrials	15.85%
Materials	4.43%
Technology	7.70%
Short-Term Investments	17.94%
Other Assets less Liabilities	0.26%
Total	100.00%

	Valley Forge Fund, Inc.
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 81.80%

Consumer - 40.14%
10,000	Coca Cola Co.	$ 479,900
5,000	Diebold, Inc.	131,800
10,000	Fortune Brands	347,400
12,000	Kimberly Clark Corp.	629,160
25,000	Sara Lee Corp.	244,000
20,000	Pep Boys Manny Moe & Jack	202,800
30,000	SuperValu, Inc.	388,500
5,000	Target Corp.	197,350
8,333	Time Warner, Inc.	209,908
2,091	Time Warner Cable, Inc.	66,222
		2,897,040
Financial - 6.78%
5,000	Alliance Bernstein Holding LP	100,450
5,000	American Express, Co.	116,200
5,000	Brown Forman Corp.	214,900
12,000	Federal Agriculture Mortgage Corp.	57,960
		489,510
Healthcare - 6.90%
3,000	Becton Dickinson & Co.	213,930
5,000	Johnson & Johnson	284,000
		497,930
Industrial - 15.85%
20,000	General Electric Co.	234,400
5,000	Black & Decker Corp.	143,300
5,000	Caterpillar, Inc.	165,200
10,000	3M Co.	601,000
		1,143,900
Materials - 4.43%
6,300	Coeur d`Alene Mines Corporation	77,490
15,000	Dow Chemical Corp.	242,100
		319,590
Technology - 7.70%
10,000	AT&T Corp.	248,400
10,000	Verizon Communications	307,300
		555,700

TOTAL FOR COMMON STOCKS (Cost $7,760,887) - 81.80%		$ 5,903,670

SHORT TERM INVESTMENTS - 17.94%
252,190	US Bank Money Market Savings - IT 0.20% * (Cost $252,190)	252,190
1,042,594	Commerce Bank Savings Account 4.80% * (Cost $1,042,594)	1,042,594

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,294,784) - 17.94%		$ 1,294,784

TOTAL INVESTMENTS (Cost $9,055,671) - 99.74%		$ 7,198,454

OTHER ASSETS LESS LIABILITIES - 0.26%		19,447

NET ASSETS - 100.00%		$ 7,217,901

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $9,055,671)	$ 7,198,454

Cash	4,313
Receivables:
Dividends and Interest	21,677
Total Assets	7,224,444
Liabilities:
Payables:
Accrued Management Fees	6,543
Total Liabilities	6,543
Net Assets	$ 7,217,901

Net Assets Consist of:
Paid In Capital	$ 8,934,432
Accumulated Undistributed Net Investment Income	144,282
Accumulated Realized Loss on Investments	(3,596)
Unrealized Depreciation in Value of Investments	(1,857,217)
Net Assets (based on 960,553 shares outstanding)	$ 7,217,901

Net Asset Value	$ 7.51

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Operations
For the six months ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$ 109,755
Interest	37,734
Total Investment Income	147,489

Expenses:
Advisory Fees (Note 2)	33,160
Audit Fees	7,000
Insurance Fees	4,120
Miscellaneous Fees	1,923
Trustee Fees	1,115
Printing and Mailing Fees	1,079
Registration Fees	624
Custody Fees	549
Total Expenses	49,570

Net Investment Income	97,919

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(3,596)
Net Change in Unrealized Appreciation on Investments	279,240
Net Realized and Unrealized Gain (Loss) on Investments	275,644

Net Increase in Net Assets Resulting from Operations	$ 373,563

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	6/30/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 97,919	$ 245,209
Net Realized Gain (Loss) on Investments	(3,596)	76,613
Net Change in Unrealized Appreciation/Depreciation on Investments	279,240	(2,096,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	373,563	(1,774,713)

Distributions to Shareholders from:
Net Investment Income	-	(211,268)
Realized Gains	-	(111,282)
Net Change in Net Assets from Distributions	-	(322,550)

Capital Share Transactions:
Proceeds from Sale of Shares	100,887	155,413
Shares Issued on Reinvestment of Dividends	-	308,792
Cost of Shares Redeemed	(232,573)	(498,907)
Net Increase/(Decrease) from Shareholder Activity	(131,686)	(34,702)

Net Assets:
Net Increase in Net Assets	241,877	(2,131,965)
Beginning of Period	6,976,024	9,107,989
End of Period (Including Accumulated Undistributed Net
Investment Income of $144,282 and $46,363, respectively)	$ 7,217,901	$ 6,976,024

Share Transactions:
Shares Sold	14,870	17,795
Shares Issued on Reinvestment of Dividends	-	44,445
Shares Redeemed	(33,410)	(57,358)
Net Increase in Shares	(18,540)	4,882
Outstanding at Beginning of Period	979,093	974,211
Outstanding at End of Period	960,553	979,093

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended
	June 30,	For the Years Ended December 31,
	2009	2008	2007	2006	2005	2004

Net Asset Value, at Beginning of Period	$ 7.13	$ 9.35	$ 9.53	$ 8.89	$ 9.24	$ 8.89

Income (Loss) From Investment Operations:
Net Investment Income *	0.10	0.23	0.16	0.25	0.18	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	0.28	(2.10)	0.11	0.64	(0.35)	0.35
Total from Investment Operations	0.38	(1.87)	0.27	0.89	(0.17)	0.48

Distributions:	-	(0.35)	(0.45)	(0.25)	(0.18)	(0.13)

Net Asset Value, at End of Period	$ 7.51	$ 7.13	$ 9.35	$ 9.53	$ 8.89	$ 9.24

Total Return **	5.33%	(20.05)%	2.83%	10.12%	(1.84)%	5.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,218	$ 6,976	$ 9,108	$ 9,698	$ 9,510	$ 10,070
Ratio of Expenses to Average Net Assets	1.47%	1.26%	1.56%	1.27%	1.36%	1.22%
Ratio of Net Investment Income to Average Net Assets	2.91%	4.23%	1.75%	1.14%	0.55%	0.69%
Portfolio Turnover	4.91%	39.40%	8.30%	10.30%	18.30%	14.99%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks.  The following summarizes significant accounting policies followed by the Fund.

 Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

 Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

 Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.  Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income.  The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on January 1 2007.   FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their merits, have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Valley Forge Management Corp. ("the Manager") of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of June 30, 2009, the Fund maintains its cash in bank deposit accounts at one federally insured financial intuition. The balance at times may exceed depositor’s insurance provided by the applicable guaranty agency.  For the years ended June 30, 2009, the bank accounts always exceeded the depositor’s insurance limitations

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund.  The Manager will receive a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $33,160 was paid for the six months ended June 30, 2009.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2009 were $1,534,625 and $254,981 respectively.  At June 30, 2009 net unrealized depreciation for Federal

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

income tax purposes aggregated ($1,857,217) of which $345,001 related to unrealized appreciation of securities and $2,202,218 related to unrealized depreciation of securities.  The cost of investments at June 30, 2009 for Federal income tax purposes was $9,055,671 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of June 30, 2009, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value plus paid-in capital equaled $8,934,432.

5. FEDERAL INCOME TAXES – Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of June 30, 2009, the taxable components of distributable earnings were as follows:

                                          Undistributed ordinary income              $    144,282

                                           Undistributed depreciation                  ($1,857,217)

No distributions were paid during the six months ended June 30, 2009.  The tax character of distributions paid during the year ended December 31, 2008 is as follows.

2008
Ordinary income	$ 211,268
Long-term capital gains	$ 111,282
$ 322,550

6. NEW ACCOUTING PRONOUNCEMENTS – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also established a framework for measuring fair value, and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

	Investments	Other Financial
	in Securities	Instruments*
Level 1 Quoted prices in active markets for identical investments	$5,903,670	$ 0
Total Value of Investments as of June 30, 2009	$5,903,670	$ 0
Level 2 Other significant observable inputs including quoted pieces for similar investments interest rates, prepayments, speeds, credit risk, etc.)
	$ 0	$ 0
Level 3 (Significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments) .
	$ 0	$ 0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future forwards and swap contracts, that are valued at the unrealized appreciation or depreciation on the instrument.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities,"(“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

accounted for and their effect on the Fund’s financial position, performance and cash flows. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

7. CHANGE OF SERVICE PROVIDERS - On January 9, 2009 the Fund entered into an accounting services agreement with Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) to provide accounting services and maintain and keep current all books and records of the Fund as required by Rule 3a-1 under the 40 act. Prior to January 9, 2009 the Manager provided these services.

On January 9, 2009 the Fund entered into a transfer agent agreement with MSS to act as transfer agent for the Funds single class of authorized and issued shares of beneficial interest and as dividend disbursing and redemption agent for the Fund. Prior to January 9, 2009 the Manager provided these services.

On February 20, 2009 the Fund entered into a custody agreement with US Bank National Association (the Custodian) a national banking association organized and existing under the laws of the United States of America.  The Custodian will act as custodian of the cash and securities of the Fund and undertake the responsibilities set forth in Rule 17f-5C under the 40 Act. Prior to February 20, 2009 the Manager provided these services.

Valley Forge Fund, Inc.
Expense Illustration
June 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Valey Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2009	June 30, 2009	January 1, 2009 to June 30, 2009

Actual	$1,000.00	$1,053.30	$7.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.50	$7.35

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 548-1942 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters ended on March 31 and September 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-548-1942.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-548-1942.

1-800-548-1942

                 This report is provided for the general information of the shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Klawans who has prepared all financial documents issued by the fund for the past 36 years is still responsible for their preparation. The current Fund auditor is Conner & Associates, P.C.

The Board of Directors of the Fund has determined that Mr. Victor Belanger is the audit committees’ financial expert. Mr. Belanger, a retired Chief Financial Officer of Linearizer Technology Inc. located in Hamilton, New Jersey, is an independent member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund’s securities held in self custodianship for the past thirty five years. Mr. Belanger is independent as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 2008, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of the Fund’s operations. He is also president and owner of the Valley Forge Management Corporation that has acted as Transfer Agent “pro bono” to the Fund.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has yet to retain legal counsel for the Fund.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Bernard B. Klawans

Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer

Date:  08/25/2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

/s/ Bernard B. Klawans

Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer

Date:  08/25/2009